Sale of investment - Gain on Sale of Investment (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of investment		$ 19,119	$ 0
Cummins Westport, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of investment	$ 22,200	31,445
Holdback receivable		9,713
Less: carrying value of investment		22,039
Gain on sale of investment		$ 19,119